Commitments, third-party guarantees, contingent assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Contractual obligations
The following tables show the breakdown of the third-party commitments and contractual obligations as of December 31, 2023 and 2022:

2023	Total	2024	2025	2026	2027	2028	Subsequent

Corporate debt (Note 15)	1,084,838	34,022	179,059	320,956	153,998	396,803	-
Loans with credit institutions (Project debt) (Note 16)	3,393,767	265,649	273,015	298,527	443,503	406,282	1,706,791
Notes and bonds (Project debt) (Note 16)	925,493	54,653	52,288	53,968	56,465	58,366	649,753
Purchase commitments*	713,509	81,868	52,814	47,164	51,768	45,243	434,652
Accrued interest estimate during the useful life of loans	1,717,831	264,223	257,379	224,032	198,073	161,346	612,778

2022	Total	2023	2024	2025	2026	2027	Subsequent

Corporate debt (Note 15)	1,017,200	16,697	38,932	110,179	309,075	147,257	395,060
Loans with credit institutions (Project debt) (Note 16)	3,595,671	273,556	275,105	391,770	305,616	449,653	1,899,971
Notes and bonds (Project debt) (Note 16)	957,381	52,978	48,626	51,150	52,828	55,301	696,498
Purchase commitments*	823,856	96,847	99,597	54,747	51,058	56,852	464,755
Accrued interest estimate during the useful life of loans	1,821,915	264,626	248,794	229,142	203,961	179,386	696,006